Revenue and expenses (Schedule of detailed information about employee benefits expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue And Expenses [Line Items]
Current employee benefits	$ 205,402	$ 179,486
Share-based payments	12,145	15,008
Employee share purchase plan	1,933	1,783
Defined benefit plans	11,433	11,671
Defined contribution plans	2,061	1,774
Past service costs	4,989	0
Other post-retirement employee benefits	7,526	9,305
Termination benefits	470	582
Employee benefits expense	245,959	219,609
Stock Options [Member]
Revenue And Expenses [Line Items]
Share-based payments	1,919	1,122
Restricted Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	5,385	6,750
Deferred Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	1,459	5,149
Performance Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based payments	$ 3,382	$ 1,987